SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

NOTE 8:	SHARE-BASED PAYMENTS

Equity Incentive Plan – The Company has established the 2019 Incentive Option Plan (the “2019 Plan”) whereby the Company may grant share options to purchase its Class Ordinary Shares, for the purpose of providing incentives to our directors, officers, employees, office holders, service providers and their employees, or charitable entities. Share options granted under the 2019 Plan generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement.

The maximum number of share options of Class Ordinary Shares that may be issued under the 2019 Plan is 923,178 shares. As of December 31, 2025, there were 112,611 share options available for issuance.

The following table presents a summary of share options activity for the years ended December 31, 2025:

	Share Options	Weighted Average Exercise Price Per Share Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	191,700	$2.77	5.64	$227
Granted	618,871	6.04	9.36
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of December 31, 2025	810,571	$5.31	8.25	3,110

Vested and Exercisable as of December 31, 2025	202,934	$2.86	4.92	$1,274

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying Class Ordinary Shares as December 31, 2025 and 2024. The weighted-average grant-date fair value of share options granted during the years ended December 31, 2025 and 2024 was $6.1 and $1.72, respectively.

Grants during the period

On July 14, 2024, the Board of Directors approved the grant of 11,925 share options to consultant and employee of the Company. The share options have an exercise price of $3.71 and vest over three years.

In January 2025, the Company granted the CEO and its Director of Finance, 318,856 share options and 27,681 share options, respectively, to purchase 346,537 Class Ordinary Shares at an exercise price of $6.05. The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement.

On September 3, 2025, the Board of Directors approved the grant of 60,639 share options to a consultant and employee of the Company. The share options have an exercise price of $1.23-$8.00 and vest over one to three years.

On November 17, 2025, the Board of Directors approved the grant of 126,197 share options to Eyal Rubin, who was appointed as the Chief Financial Officer and Executive Vice President. The share options have an exercise price of $7.56 and vest over three years.

On December 11, 2025, the Board of Directors approved the grant of an aggregate amount of 30,000 share options to three members of the Board of Directors, subject to shareholder approval. The share options have an exercise price of $5.38 and vest over four years in quarterly installments.

On the same date, the Board of Directors approved the grant of 55,500 share options to employees and.

The following table sets forth the total share-based compensation expense resulting from share options granted to employees, directors and non-employee service providers included in the consolidated statements of operations:

	Year ended December 31,
	2025	2024	2023

Research and development	$105	$9	$34
General and administrative	342	1	5

Total share-based compensation expenses	$447	$10	$39

As of December 31, 2025, 2024 and 2023, unamortized share-based compensation expense was $1,940, $16, and $6 respectively, related to non-vested share options, which is expected to be recognized over weighted average period of 2.6, 0.9 and 0.46 years, respectively.

Fair Value of Share Options– The Company estimates the fair value of share option awards on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each share option. The assumptions used to estimate the fair value of share options granted are as follows:

	Year Ended December 31,
(Amounts in dollars, except percentages)	2025	2024
Expected volatility	70.83-77.26%	63.63%
Expected dividends	0%	0%
Expected term (in years)	5.27-6.34	5.75
Risk free rate	3.72-4.46%	4.64%
Fair value of Class Ordinary Shares	$3.47-8.08	$3.47

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

●	Fair Value of Class Ordinary Shares –Prior to the closing of the IPO, Class Ordinary Shares were not publicly traded, and accordingly the fair value of the Class Ordinary Shares was approved by the Board of Directors.

In estimating the fair value of the Class Ordinary Shares, management uses the assistance of third-party valuation specialist and consider factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the Class Ordinary Shares at each grant date.

Following to the closing of the IPO, the fair value of the Class Ordinary Shares is based on the market value of the publicly traded Ordinary shares.

●	Expected Volatility – The Class Ordinary Shares were not publicly traded prior to the IPO, and given there was limited history after the closing of the IPO, the expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. The Company estimated volatility for share option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the share option grant for a term that is approximately equal to the share options’ expected term.

●	Risk-Free Interest Rate – The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the share options granted.

●	Expected term (years) – Expected term represents the period that the share option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value share option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the share option.

●	Expected dividend yield – The Company does not anticipate paying any dividends in the foreseeable future.